INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate Bonds
Balance at start of the year	$ 0	$ 9,680
Disposals during the year	0	(14,239)
Fair value adjustments to available-for-sale securities	0	(631)
Realized gain (loss)	0	5,190
Balance at end of the year	0	0
Equity Securities
Balance at start of the year	7,283	11,530
Disposals during the year	0	(17,422)
Unrealized gain/(loss)	(1,912)	8,389
Realized gain	0	4,592
Foreign currency translation (loss)/gain	(267)	194
Balance at the end of year	5,104	7,283
Total Investment in Debt and Equity Securities	$ 5,104	$ 7,283